Fair Value of Assets and Liabilities (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
Assets and liabilities recorded at fair value on a recurring basis are as follows (in thousands):

	Balance as of June 30, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Debt securities available-for-sale:
U.S. Government-sponsored enterprises (GSEs)	$28,128	$—	$28,128	$—
Mortgage-backed securities	111,954	—	111,954	—
Other debt securities	911	—	911	—
Municipal securities	15,584	—	15,584	—
Total securities available-for-sale	$156,577	$—	$156,577	$—

	Balance as of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Debt securities available-for-sale:
U.S. Government-sponsored enterprises (GSEs)	$25,776	$—	$25,776	$—
Mortgage-backed securities	116,215	—	116,215	—
Other debt securities	950	—	950	—
Municipal securities	9,003	—	9,003	—
Total securities available-for-sale	$151,944	$—	$151,944	$—

Assets recorded at fair value on a recurring basis are as follows, in thousands

	Balance as of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Securities available-for-sale:
U.S. Government-sponsored enterprises (GSEs)	$25,776	$—	$25,776	$—
Municipal securities	9,003	—	9,003	—
Other debt securities	950	—	950	—
Mortgage-backed securities	116,215	—	116,215	—
Total securities available-for-sale	$151,944	$—	$151,944	$—

	Balance as of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Securities available-for-sale:
U.S. Government-sponsored enterprises (GSEs)	$17,723	$—	$17,723	$—
Municipal securities	8,019	—	8,019	—
Mortgage-backed securities	103,680	—	103,680	—
Total securities available-for-sale	$129,422	$—	$129,422	$—

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis
The following tables present the financial instruments carried on the consolidated balance sheets by caption and by level in the fair value hierarchy, for which a nonrecurring change in fair value has been recorded (in thousands):

	Balance as of June 30, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Impaired loans	$407	$—	$—	$407
Foreclosed assets	3,524	—	—	3,524

	Balance as of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Impaired loans	$769	$—	$—	$769
Foreclosed assets	3,254	—	—	3,254

For Level 3 assets measured at fair value on a non-recurring basis as of March 31, 2018 and December 31, 2017, the significant unobservable inputs used in the fair value measurements are presented below (in thousands).

	Balance as of June 30, 2018	Valuation Technique	Significant Other Unobservable Input	Weighted Average of Input
Impaired loans	$407	Appraisal and Cashflow	Appraisal and Cashflow Discounts	47%
Foreclosed assets	3,524	Appraisal	Appraisal Discounts	19%

	Balance as of December 31, 2017	Valuation Technique	Significant Other Unobservable Input	Weighted Average of Input
Impaired loans	$769	Appraisal	Appraisal Discounts	36%
Foreclosed assets	3,254	Appraisal	Appraisal Discounts	18%

The following tables present the financial instruments carried on the consolidated balance sheets by caption and by level in the fair value hierarchy, for which a nonrecurring change in fair value has been recorded (in thousands):

	Balance as of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Impaired loans	$769	$—	$—	$769
Foreclosed assets	3,254	—	—	3,254

	Balance as of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Impaired loans	$239	$—	$—	$239
Foreclosed assets	2,386	—	—	2,386

Fair Value Assets Measured On Non Recurring Basis Unobservable Input Reconciliation
For Level 3 assets measured at fair value on a non-recurring basis as of December 31, 2017 and 2016, the significant unobservable inputs used in the fair value measurements are presented below.

	Balance as of December 31, 2017 (in thousands)	Valuation Technique	Significant Other Unobservable Input	Weighted Average of Input
Impaired loans	$769	Third Party Appraisal	Appraisal Discounts	35.5%
Foreclosed assets	3,254	Third Party Appraisal	Appraisal Discounts	17.8%

	Balance as of December 31, 2016 (in thousands)	Valuation Technique	Significant Other Unobservable Input	Weighted Average of Input
Impaired loans	$239	Cash Flow	Discounted Cash Flow / Appraisal Discounts	2.4%
Foreclosed assets	2,386	Appraisal	Appraisal Discounts	12.2%

Fair Value, by Balance Sheet Grouping
The carrying amount and estimated fair value of the Company’s financial instruments at June 30, 2018 and December 31, 2017 are as follows (in thousands):

	June 30, 2018
		Fair Value Measurements Using
	Carrying Amount	Level 1	Level 2	Level 3	Estimated Fair Value
Assets:
Cash and cash equivalents	$170,235	170,235	—	—	$170,235
Securities available-for-sale	156,577	—	156,577	—	156,577
Restricted investments	8,273	N/A	N/A	N/A	N/A
Loans, net	1,568,361	—	—	1,569,916	1,569,916

Liabilities:
Noninterest-bearing demand deposits	301,318	—	301,318	—	301,318
Interest-bearing demand deposits	246,942	—	246,942	—	246,942
Money Market and Savings deposits	632,518	—	632,518	—	632,518
Time deposits	535,879	—	537,006	—	537,006
Securities sold under agreements to repurchase	18,635	—	18,635	—	18,635
Federal Home Loan Bank advances and other borrowings	72,040	—	72,040	—	72,040

	December 31, 2017
		Fair Value Measurements Using
	Carrying Amount	Level 1	Level 2	Level 3	Estimated Fair Value
Assets:
Cash and cash equivalents	$113,027	113,027	—	—	$113,027
Securities available-for-sale	151,944	—	151,944	—	151,944
Restricted investments	6,431	N/A	N/A	N/A	N/A
Loans, net	1,317,398	—	—	1,292,303	1,292,303

Liabilities:
Noninterest-bearing demand deposits	220,520	—	220,520	—	250,520
Interest-bearing demand deposits	231,644	—	231,644	—	231,644
Money Market and Savings deposits	543,645	—	543,645	—	543,645
Time deposits	442,774	—	443,547	—	443,547
Securities sold under agreements to repurchase	24,055	—	24,055	—	24,055
Federal Home Loan Bank advances and other borrowings	43,600	—	43,600	—	43,600

The carrying amount and estimated fair value of the Company’s financial instruments at December 31, 2017 and December 31, 2016 are as follows (in thousands):

	December 31, 2017		December 31, 2016
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Assets:
Cash and cash equivalents	$113,027	$113,027	$68,748	$68,748
Securities available for sale	151,944	151,944	129,422	129,422
Restricted investments	6,431	N/A	5,628	N/A
Loans, net	1,317,398	1,292,303	808,271	803,057

Liabilities:
Noninterest-bearing demand deposits	220,520	220,520	153,483	153,483
Interest-bearing demand deposits	231,644	231,644	162,702	162,702
Savings deposits	543,645	543,645	274,605	274,605
Time deposits	442,774	443,547	316,275	316,734
Securities sold under agreements to repurchase	24,055	24,055	26,622	26,622
Federal Home Loan Bank advances and other borrowings	43,600	43,600	18,505	18,505